Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($)	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Amortized cost	$ 241,789,000,000	$ 157,208,000,000
Allowance for credit losses on debt securities at FVOCI	(40,000,000)	(35,000,000)
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 100,926,000,000	$ 100,258,000,000